[INVESCO ICON] INVESCO FUNDS                        INVESCO FUNDS GROUP, INC.
                                                    7800 East Union Avenue
                                                    Denver, Colorado 80237
                                                    Post Office Box 173706
                                                    Denver, Colorado 80217-3706
                                                    Telephone: 303-930-6300



October 14, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO VARIABLE INVESTMENT FUNDS, INC.
      1933 ACT NO. 033-70154
      1940 ACT NO. 811-8038
      CIK NO. 0000912744

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Variable Investment Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Health Sciences Fund, INVESCO VIF-Technology Fund and INVESCO VIF-Telecommunications Fund and the Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(a) on October 12, 1999. This Post-Effective Amendment became effective October 12, 1999.

If you have any questions or comments,  please contact the  undersigned at
(303) 930-6526.

Sincerely,


/s/ James F. Lummanick
-------------------------
James F. Lummanick
Vice President and
Assistant General Counsel


JFL/slj